ACCOUNTS RECEIVABLE - Disclosure of detailed information about accounts receivables (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	May 31, 2020
Trade and other receivables [abstract]
Royalty, derivative royalty, and stream receivables	$ 1,175,602	$ 1,547,895	$ 0
GST and other recoverable taxes	125,571	229,075	138,739
Other receivables	0	36,605	39,180
Total accounts receivable	$ 1,301,173	$ 1,813,575	$ 177,919